Goodwill and intangible assets - Key assumptions used in the computation of present value in-force long term insurance contracts (Details) - Present value of in-force long-term insurance business - USD ($)
$ in Millions
	Dec. 31, 2022	Dec. 31, 2021
– Hong Kong
Disclosure of detailed information about intangible assets [line items]
Weighted average risk-free rate	3.85%	1.40%
Weighted average risk discount rate	7.33%	5.20%
Expense inflation	3.00%	3.00%
– France
Disclosure of detailed information about intangible assets [line items]
Weighted average risk-free rate	2.80%	0.69%
Weighted average risk discount rate	4.44%	1.55%
Expense inflation	4.26%	1.80%
Risk discount rate	4.44%	1.55%
Risk margin	$ 100	$ 215